Portfolio of Investments (unaudited)
As of March 31, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
COMMON STOCKS—106.1%
BRAZIL—7.3%
Consumer Discretionary—1.4%
MercadoLibre, Inc.(a)	1,687	$ 3,291,118
Consumer Staples—1.5%
Raia Drogasil SA	1,031,964	3,445,034
Energy—2.0%
PRIO SA(a)	665,091	4,638,720
Financials—1.3%
NU Holdings Ltd., Class A(a)	286,968	2,938,552
Industrials—1.1%
Localiza Rent a Car SA	447,254	2,632,681
Total Brazil		16,946,105
CANADA—0.7%
Materials—0.7%
Capstone Copper Corp.(a)	292,719	1,507,278
CHILE—0.6%
Materials—0.6%
Sociedad Quimica y Minera de Chile SA, ADR	37,160	1,476,367
GREECE—0.6%
Financials—0.6%
National Bank of Greece SA	146,457	1,505,280
INDIA—31.9%
Communication Services—2.5%
Bharti Airtel Ltd.	173,452	3,494,417
Info Edge India Ltd.	27,586	2,292,650
		5,787,067
Consumer Discretionary—3.3%
Indian Hotels Co. Ltd.	372,223	3,401,086
Mahindra & Mahindra Ltd.	136,543	4,230,794
		7,631,880
Consumer Staples—3.1%
Hindustan Unilever Ltd.	52,439	1,384,159
ITC Ltd.	1,236,111	5,913,594
		7,297,753
Financials—11.1%
360 ONE WAM Ltd.	146,591	1,629,750
Cholamandalam Financial Holdings Ltd.	98,380	2,015,218
Cholamandalam Investment & Finance Co. Ltd.	201,691	3,584,220
HDFC Bank Ltd.	220,572	4,694,814
ICICI Bank Ltd.	607,250	9,542,288
SBI Life Insurance Co. Ltd.(b)	232,264	4,195,330
		25,661,620
Health Care—1.8%
JB Chemicals & Pharmaceuticals Ltd.	71,730	1,351,804
Torrent Pharmaceuticals Ltd.	73,414	2,757,332
		4,109,136
Industrials—3.2%
Havells India Ltd.	144,129	2,557,658
KEI Industries Ltd.	32,953	1,105,865
Larsen & Toubro Ltd.	90,842	3,689,657
		7,353,180
Information Technology—2.2%
Tata Consultancy Services Ltd.	120,771	5,077,391
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
INDIA (continued)
Materials—1.1%
UltraTech Cement Ltd.	18,733	$ 2,506,468
Real Estate—1.3%
Godrej Properties Ltd.(a)	126,142	3,113,434
Utilities—2.3%
Power Grid Corp. of India Ltd.	1,617,767	5,475,723
Total India		74,013,652
INDONESIA—3.2%
Communication Services—1.1%
Telkom Indonesia Persero Tbk. PT	17,803,200	2,585,554
Financials—2.1%
Bank Negara Indonesia Persero Tbk. PT(a)	19,442,400	4,931,262
Total Indonesia		7,516,816
KAZAKHSTAN—3.2%
Energy—1.5%
NAC Kazatomprom JSC, GDR(b)	108,418	3,539,848
Financials—1.7%
Kaspi.KZ JSC	35,766	3,414,686
Kaspi.KZ JSC, ADR	4,684	434,909
		3,849,595
Total Kazakhstan		7,389,443
MEXICO—4.8%
Consumer Staples—0.7%
Fomento Economico Mexicano SAB de CV, ADR	16,345	1,594,945
Industrials—1.3%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	39,371	3,095,742
Materials—2.8%
Grupo Mexico SAB de CV	558,988	2,792,686
Southern Copper Corp.	39,761	3,716,063
		6,508,749
Total Mexico		11,199,436
NETHERLANDS—0.9%
Information Technology—0.9%
ASML Holding NV	3,046	2,015,761
PERU—0.4%
Financials—0.4%
Credicorp Ltd.	4,743	882,957
POLAND—1.3%
Industrials—1.3%
InPost SA(a)	209,917	3,080,798
RUSSIA—0.0%
Energy—0.0%
Novatek PJSC(c)(d)	20,251	–
Financials—0.0%
Sberbank of Russia PJSC(c)(d)	730,234	–
Total Russia		–
SAUDI ARABIA—7.4%
Consumer Discretionary—0.5%
Leejam Sports Co. JSC	30,319	1,217,373
Energy—1.4%
Saudi Arabian Oil Co.(b)	464,508	3,309,047
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
SAUDI ARABIA (continued)
Financials—4.7%
Al Rajhi Bank	268,370	$ 7,284,979
Saudi Tadawul Group Holding Co.	65,650	3,568,445
		10,853,424
Industrials—0.8%
Riyadh Cables Group Co.	50,209	1,699,913
Total Saudi Arabia		17,079,757
SOUTH AFRICA—0.8%
Financials—0.8%
Sanlam Ltd.	416,808	1,881,149
SOUTH KOREA—8.5%
Financials—1.4%
Shinhan Financial Group Co. Ltd.	99,107	3,171,706
Health Care—0.9%
Samsung Biologics Co. Ltd.(a)(b)	2,821	1,957,804
Industrials—4.5%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,464	5,021,240
Samsung C&T Corp.	34,319	2,741,248
Samsung E&A Co. Ltd.	201,131	2,721,782
		10,484,270
Information Technology—1.7%
SK Hynix, Inc.	30,109	4,013,709
Total South Korea		19,627,489
TAIWAN—24.0%
Consumer Discretionary—1.6%
Makalot Industrial Co. Ltd.	278,000	2,579,868
Poya International Co. Ltd.	75,000	1,083,458
		3,663,326
Information Technology—22.4%
Accton Technology Corp.	141,000	2,498,097
Chroma ATE, Inc.	475,000	4,150,697
Delta Electronics, Inc.	279,000	3,085,811
MediaTek, Inc.	84,000	3,620,437
Taiwan Semiconductor Manufacturing Co. Ltd.	1,296,000	36,499,225
Yageo Corp.	140,626	2,071,210
		51,925,477
Total Taiwan		55,588,803
TURKEY—0.6%
Consumer Staples—0.6%
Coca-Cola Icecek AS	1,024,066	1,442,776
UNITED ARAB EMIRATES—5.4%
Consumer Discretionary—1.1%
Talabat Holding PLC(a)	6,710,192	2,594,193
Financials—1.6%
Abu Dhabi Islamic Bank PJSC	873,756	3,815,695
Real Estate—1.5%
Aldar Properties PJSC	1,490,583	3,403,996
Utilities—1.2%
Emirates Central Cooling Systems Corp.	6,247,345	2,755,431
Total United Arab Emirates		12,569,315
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of March 31, 2025
abrdn Emerging Markets ex-China Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
UNITED STATES—1.5%
Information Technology—1.5%
Globant SA(a)	29,698	$ 3,496,049
VIETNAM—3.0%
Information Technology—3.0%
FPT Corp.	1,478,460	7,033,681
Total Common Stocks		246,252,912
PREFERRED STOCKS—6.9%
BRAZIL—1.7%
Financials—1.7%
Itausa SA	2,320,436	3,842,690
SOUTH KOREA—5.2%
Information Technology—5.2%
Samsung Electronics Co. Ltd.	372,077	12,043,155
Total Preferred Stocks		15,885,845
RIGHTS—0.0%
Itausa SA(a)	31,944	16,738
Total Rights		16,738
PRIVATE EQUITY—0.1%
GLOBAL*—0.0%
Private Equity —0.0%
Emerging Markets Ventures I LP(a)(c)(e)(f)(g)(h)	11,723,413(i)	8,324
ISRAEL—0.0%
Private Equity —0.0%
BPA Israel Ventures LLC(a)(c)(e)(f)(g)(h)(j)	3,349,175(i)	12,559
UNITED STATES—0.1%
Private Equity —0.1%
Telesoft Partners II LP(a)(c)(e)(h)(j)	2,400,000(i)	159,456
Total Private Equity		180,339
SHORT-TERM INVESTMENT—3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(k)	8,775,015	8,775,015
Total Short-Term Investment		8,775,015
Total Investments (Cost $253,624,927)—116.9%		271,110,849
Liabilities in Excess of Other Assets—(16.9%)		(39,098,019)
Net Assets—100.0%		$232,012,830

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(e)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Portfolio of Investments for inputs used.
(f)	Considered in liquidation by the Fund's Adviser.
(g)	As of March 31, 2025, the aggregate amount of open commitments for the Fund is $2,806,782.
(h)	Restricted security, not readily marketable. See Notes to Financial Statements.
(i)	Represents contributed capital.
(j)	Fund of Fund investment.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2025.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
March 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5

Notes to Portfolio of Investments
March 31, 2025 (unaudited)

The Fund may also invest in private equity private placement securities, which represented 0.1% of the net assets of the Fund as of March 31, 2025. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.
6